Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes in the carrying value of goodwill are as follows:

	December 31,			December 31,
	2014	Other	Impairments	2015
Goodwill, gross	$17,753,907	$-	$-	$17,753,907
Foreign currency translation	-	3,206	-	3,206
Accumulated impairment loss	-	-	(17,757,113)	(17,757,113)
Total Goodwill, net	$17,753,907	$3,206	$(17,757,113)	$-

Schedule of Intangible Assets and Goodwill
Intangible assets as of December 31, 2015 and 2014 consist of the following:

		Non-
	Bad Debt	Compete	Profit Interest
	Guarantee	Agreement	Agreement	Total
Amortized intangible assets:
Gross carrying amounts
Balance as of January 1, 2014	$606,374	$1,824,021	$161,646,336	$164,076,731
Foreign currency translation	124	(243)	(1,998)	(2,117)
Balance as of December 31, 2014	606,498	1,823,778	161,644,338	164,074,614
Foreign currency translation	251	753	66,737	67,741

Balance as of December 31, 2015	606,749	1,824,531	161,711,075	164,142,355

Accumulated amortization
Balance as of January 1, 2014	320,842	325,156	25,093,788	25,739,786
Amortization expense	127,282	176,281	16,061,471	16,365,034
Foreign currency translation	(55)	108	1,093	1,146
Balance as of December 31, 2014	448,069	501,545	41,156,352	42,105,966
Amortization expense	127,317	176,329	16,065,821	16,369,467
Foreign currency translation	215	248	20,722	21,185

Balance as of December 31, 2015	575,601	678,122	57,242,895	58,496,618
Total amortized intangible assets	$31,148	$1,146,409	$104,468,180	$105,645,737

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Estimated amortization expense of intangibles for the next five years and thereafter is as follows:

2016	$16,273,287
2017	16,242,150
2018	16,242,150
2019	16,242,150
2020	16,242,150
Thereafter	24,403,850
$105,645,737